Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements
Schedule of Assets and Liabilities that are Measured at Fair value on a Recurring Basis
	June 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
Earnout liability	$-	$-	$11,741,351	$11,741,351
Senior Secured Convertible Promissory Notes	-	-	2,675,919	2,675,919
Warrant liability (Public Warrants)	5,828,609	-	-	5,828,609
Warrant liability (Private Warrants)	-	144,120	-	144,120
Total liabilities measured at fair value	$5,828,609	$144,120	$14,417,270	$20,389,999
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
Earnout liability	$-	$-	$5,133,428	$5,133,428
Senior Secured Convertible Promissory Notes	-	-	2,825,366	2,825,366
Warrant liability (Public Warrants)	646,428	-	-	646,428
Warrant liability (Private Warrants)	-	21,557	-	21,557
Total liabilities measured at fair value	$646,428	$21,557	$7,958,794	$8,626,779

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
Earnout liability	$-	$-	$5,133,428	$5,133,428
Senior Secured Convertible Promissory Notes	-	-	2,825,366	2,825,366
Warrant liability (Public Warrants)	646,428	-	-	646,428
Warrant liability (Private Warrants)	-	21,557	-	21,557
Total liabilities measured at fair value	$646,428	$21,557	$7,958,794	$8,626,779

Schedule of the estimated fair value of the earnout liability
	June 30, 2024	December 31, 2023
Stock price	$3.59	$1.70
Risk-free interest rate	4.33%	3.84%
Expected term (in years)	4.5	5
Expected volatility	62.9%	75.9%
Dividend yield	0%	0%

	December 21, 2023	December 31, 2023
Stock price	$6.49	$1.70
Risk-free interest rate	3.87%	3.84%
Expected term (in years)	5	5
Expected volatility	76.40%	75.90%
Dividend yield	0%	0%

Schedule of the initial estimated fair value of the Private Warrants
	December 21, 2023	December 31, 2023
Stock price	$6.49	$1.70
Risk-free interest rate	3.87%	3.84%
Expected term (in years)	5.01	4.98
Expected volatility	13.90%	41.50%
Dividend yield	0%	0%

Schedule of the estimated fair value of the Senior Secured Convertible Promissory Notes
	June 30, 2024	December 31, 2023
Stock price	$3.59	1.70
Effective discount rate	14.83%	12.95%
Expected term (in years)	0.98	0.48 to 0.75
Expected volatility	56.9%	62.5%
Dividend yield	0%	0%

December 31, 2023
Stock price	$1.70
Effective discount rate	12.95%
Expected term (in years)	0.48 to 0.75
Expected volatility	62.50%
Dividend yield	0%